OTHER LIABILITIES - Schedule of components of other liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES
Provision – Port of Hammerfest claim (Note 5)	$ 723,861
Other (i)	403,992	13,374
Other liabilities	1,127,853	13,374
Less: current portion	291,298	7,295
Long-term portion	$ 836,555	$ 6,079